Fair Values Of Financial Instruments - Assets And Liabilities Not Measured At Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets Abstract
Cash and cash equivalents	$ 296,196,991	$ 425,189,092	$ 447,034,295	$ 625,485,773
Other Financial Assets	58,311,991	55,394,122
Debt securities	37,817,766	38,681,287
Reverse Repurchase Agreements	52,473,208	267,612,482
Financial Liabilities Abstract
Other Financial Liabilities	118,432,421	119,977,796
Bank loans	19,873,142	22,903,783
Debt Securities Issued	191,183	979,760
Book value Member
Financial Assets Abstract
Cash and cash equivalents	296,196,991	425,189,092
Other Financial Assets	58,311,991	55,394,122
Debt securities	37,817,766	38,681,287
Loans And Advances Not Measured at Fair Value	717,096,502	738,256,313
Reverse Repurchase Agreements	52,473,208	267,612,482
Financial Liabilities Abstract
Deposits	1,313,820,228	1,379,790,010
Other Financial Liabilities	118,432,421	119,977,796
Bank loans	19,873,142	22,903,783
Debt Securities Issued	191,183	979,760
Total Fair Value Member
Financial Assets Abstract
Debt securities	44,528,179	43,019,867
Loans And Advances Not Measured at Fair Value	671,279,688	726,833,853
Financial Liabilities Abstract
Deposits	1,288,323,903	1,363,503,360
Bank loans	19,167,220	22,381,778
Debt Securities Issued	189,970	776,393
Level 2 - Fair Value Member
Financial Assets Abstract
Cash and cash equivalents	0	0
Other Financial Assets	0	0
Debt securities	44,528,179	43,019,867
Loans And Advances Not Measured at Fair Value	0	0
Reverse Repurchase Agreements	0	0
Financial Liabilities Abstract
Deposits	1,288,323,903	1,363,503,360
Other Financial Liabilities	0	0
Bank loans	19,167,220	22,381,778
Debt Securities Issued	189,970	776,393
Level 3 - Fair Value Member
Financial Assets Abstract
Cash and cash equivalents	0	0
Other Financial Assets	0	0
Debt securities	0	0
Loans And Advances Not Measured at Fair Value	671,279,688	726,833,853
Reverse Repurchase Agreements	0	0
Financial Liabilities Abstract
Deposits	0	0
Other Financial Liabilities	0	0
Bank loans	0	0
Debt Securities Issued	$ 0	$ 0